UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Australia (5.5%)
	Airports
177,900	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$420,153
1,466,379	Sydney Airport (Stapled Securities) (a)	4,359,382

		4,779,535

	Diversified
1,311,140	DUET Group (Stapled Securities) (a)(b)	2,471,822

	Oil & Gas Storage & Transportation
524,900	APA Group (Stapled Securities) (a)(b)	2,772,959

	Toll Roads
367,731	Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	647,554
1,131,800	Transurban Group (Stapled Securities) (a)	6,565,298

		7,212,852

	Transmission & Distribution
1,561,194	Spark Infrastructure Group	2,417,658

	Total Australia	19,654,826

	Brazil (0.8%)
	Water
38,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,949,870

	Canada (12.5%)
	Oil & Gas Storage & Transportation
432,458	Enbridge, Inc.	16,796,253
619,723	TransCanada Corp.	26,610,593

		43,406,846

	Ports
49,930	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	1,213,898

	Total Canada	44,620,744

	China (13.6%)
	Oil & Gas Storage & Transportation
3,275,000	Beijing Enterprises Holdings Ltd. (d)	19,969,127
28,902,000	China Gas Holdings Ltd. (d)	13,919,617
1,032,000	ENN Energy Holdings Ltd. (d)	3,561,576
7,790,000	Sichuan Expressway Co., Ltd. (d)	2,818,847

		40,269,167

	Ports
863,773	China Merchants Holdings International Co., Ltd. (d)	2,892,016

	Toll Roads
5,266,322	Jiangsu Expressway Co., Ltd., H Shares (d)	5,093,017

	Total China	48,254,200

	France (4.1%)
	Communications
53,048	Eutelsat Communications SA	1,961,193
504,584	SES SA	12,520,486

	Total France	14,481,679

	Germany (0.4%)
	Airports
20,327	Fraport AG Frankfurt Airport Services Worldwide	1,272,820

	Hong Kong (1.9%)
	Oil & Gas Storage & Transportation
2,642,290	Hong Kong & China Gas Co., Ltd.	6,771,133

	Italy (5.2%)
	Oil & Gas Storage & Transportation
1,247,113	Snam Rete Gas SpA	5,997,767

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Toll Roads
133,771	Atlantia SpA	$2,221,209
808,475	Societa Iniziative Autostradali e Servizi SpA	6,189,228

		8,410,437

	Transmission & Distribution
978,900	Terna Rete Elettrica Nazionale SpA	3,934,954

	Total Italy	18,343,158

	Japan (1.0%)
	Oil & Gas Storage & Transportation
722,000	Tokyo Gas Co., Ltd.	3,401,957

	Netherlands (0.9%)
	Oil & Gas Storage & Transportation
54,454	Koninklijke Vopak N.V.	3,137,049

	Spain (2.3%)
	Diversified
152,733	Ferrovial SA	1,755,486

	Oil & Gas Storage & Transportation
110,484	Enagas SA	2,126,296

	Toll Roads
261,738	Abertis Infraestructuras SA	4,456,005

	Total Spain	8,337,787

	Switzerland (0.8%)
	Airports
7,772	Flughafen Zuerich AG (Registered)	3,009,099

	United Kingdom (11.3%)
	Transmission & Distribution
3,083,500	National Grid PLC	31,096,646

	Water
163,100	Pennon Group PLC	1,856,151
156,100	Severn Trent PLC	3,855,092
373,400	United Utilities Group PLC	3,592,481

		9,303,724

	Total United Kingdom	40,400,370

	United States (38.3%)
	Communications
289,210	American Tower Corp., Class A	18,226,014
213,110	Crown Castle International Corp. (c)	11,367,287
199,870	SBA Communications Corp., Class A (c)	10,155,395

		39,748,696

	Diversified
426,870	CenterPoint Energy, Inc.	8,417,877

	Oil & Gas Storage & Transportation
37,910	AGL Resources, Inc.	1,486,830
23,340	Atmos Energy Corp.	734,276
212,814	Enbridge Energy Management LLC (c)	6,775,998
72,235	Kinder Morgan Management LLC (c)	5,390,898
39,880	New Jersey Resources Corp.	1,777,452
203,624	NiSource, Inc.	4,958,244
15,860	Northwest Natural Gas Co.	720,044
58,830	Oneok, Inc.	4,804,058
197,560	PG&E Corp.	8,576,080
216,620	Sempra Energy	12,988,535
465,333	Spectra Energy Corp.	14,681,256
8,780	WGL Holdings, Inc.	357,346

		63,251,017

	Transmission & Distribution
109,890	ITC Holdings Corp.	8,454,936
222,580	Northeast Utilities	8,262,170
87,230	NSTAR	4,241,995
62,680	Pepco Holdings, Inc.	1,184,025

		22,143,126

	Water
77,200	American Water Works Co., Inc.	2,627,116

	Total United States	136,187,832

	Total Common Stocks (Cost $283,028,713)	350,822,524

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investment (1.3%)
	Investment Company
4,705	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,705,192)(e)		$4,705,192

	Total Investments (Cost $287,733,905) (f)	99.9%	355,527,716
	Other Assets in Excess of Liabilities	0.1	316,677

	Net Assets	100.0%	$355,844,393

ADR	American Depositary Receipt.
(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund

Summary of Investments ¡ March 31, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$171,134,191	48.1%
Transmission & Distribution	59,592,384	16.8
Communications	54,230,375	15.2
Toll Roads	25,172,311	7.1
Water	14,880,710	4.2
Diversified	12,645,185	3.6
Airports	9,061,454	2.5
Investment Company	4,705,192	1.3
Ports	4,105,914	1.2

	$355,527,716	100.0%

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Airports	$9,061,454	—	—	$9,061,454
Communications	54,230,375	—	—	54,230,375
Diversified	12,645,185	—	—	12,645,185
Oil & Gas Storage & Transportation	171,134,191	—	—	171,134,191
Ports	4,105,914	—	—	4,105,914
Toll Roads	25,172,311	—	—	25,172,311
Transmission & Distribution	59,592,384	—	—	59,592,384
Water	14,880,710	—	—	14,880,710
Total Common Stocks	350,822,524	—	—	350,822,524
Short-Term Investment - Investment Company	4,705,192	—	—	4,705,192
Total Assets	$355,527,716	—	—	$355,527,716

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012